Accounting changes and new accounting guidance - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the cumulative effect of applying the ASU	$ 45,944	[1]	$ 41,585	[1],[2]	$ 40,739	[2],[3]	$ 41,567	[3]
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the cumulative effect of applying the ASU	$ 34,241		31,894		28,652		$ 25,635
Cumulative Effect, Period Of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the cumulative effect of applying the ASU			40		0
Cumulative Effect, Period Of Adoption, Adjustment | Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the cumulative effect of applying the ASU			$ 45		$ 90

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,941 million at Dec. 31, 2019 and $41,260 million at Dec. 31, 2020.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,096 million at Dec. 31, 2018 and $37,941 million at Dec. 31, 2019.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,709 million at Dec. 31, 2017 and $37,096 million at Dec. 31, 2018.